Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2013
Prepaid Expenses And Other Current Assets (Tables ) [Abstract]
Schedule of Other Assets [Table Text Block]
	2013	2012

Taxes Refundable	$133,673	$149,536
Cost Report Receivable from Medicare and Medicaid	130,236	86,566
Receivables for supplier rebates	105,994	61,248
Other deferred charges	62,555	53,517
Prepaid rent	49,409	44,894
Leases receivable	48,538	46,198
Prepaid insurance	41,039	24,935
Payments on account	33,934	35,660
Amounts due from managed locations	22,676	17,298
Receivable for sale of investment to third party	21,846	16,527
Deposit / Guarantee / Security	19,212	20,903
Derivatives	16,664	31,235
Other	351,615	389,020
Total prepaid expenses and other current assets	$1,037,391	$977,537